Components of deferred income taxes included in consolidated financial statements (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 1,980,194	$ 1,489,546
Net operating loss carryover	1,313,501	652,061
Unrealized loss on available-for-sale securities	620,527	0
Other	1,113,761	870,831
Deferred Tax Assets, Gross, Total	5,027,983	3,012,438
Deferred tax liabilities:
Securities	(97,917)	(89,426)
Premises and equipment	(684,787)	(986,689)
Unrealized gain on available-for-sale securities	0	(1,309,633)
Core deposit intangible	(239,364)	(58,358)
Goodwill	(498,612)	(281,036)
Deferred Tax Liabilities, Gross	(1,520,680)	(2,725,142)
Net deferred tax asset, included in other assets	$ 3,507,303	$ 287,296